Note Payable D&O Insurance	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Note Payable D&O Insurance

7. NOTE PAYABLE D&O INSURANCE

The Company purchased D&O insurance on August 28, 2020 for $1,531,900. A down payment of $306,400 was made and the remaining balance of $1,225,500 was financed over 10 months. The interest rate on the loan is 4.74%. Interest expense on this loan for the year ended December 31, 2020 was $16,600. The loan balance as of December 31, 2020 was $741,200.